Investment Strategy	Apr. 06, 2026
Simplify Tax Aware Alternatives ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The adviser seeks to achieve the Fund’s investment object by employing an alternatives investment approach. Alternatives in the Fund’s name refers to asset classes other than traditional domestic stocks and bonds, such as those commonly used in balanced fund strategies. These alternative assets are expected to have relatively low return correlations to domestic stocks (as represented by the S&P 500 Index) and domestic bonds (as represented by the Bloomberg Aggregate Index).

The Fund’s primary alternative asset classes are domestic and foreign: (i) commodities; (ii) currencies; (iii) real estate related securities; (iv) derivatives (a) options, (b) futures contracts, (c) forward contracts, and (d) swaps; (v) privately offered debt instruments, (vi) funds such as ETFs that employ specialized strategies such as option writing or macro strategies. The Fund uses options, forward contracts, futures, and swaps, as substitutes for reference asset classes when the adviser believes they offer higher expected returns than a direct investment. Commodities are those in the energy, metal, and agricultural sectors and are accessed through futures contracts and swaps linked to commodity-focused ETFs. Certain countries are considered emerging markets. The Fund considers an emerging market country to include any country that is (i) generally recognized to be an emerging market country by International Bank for Reconstruction and Development (commonly known as “the World Bank”); (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. Certain lower rated debt instruments are commonly referred to as “junk bonds.” The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.

The adviser selects among asset class focused ETFs for use as a derivative-linked reference asset based upon an ETF’s relative expenses, manager tenure, and liquidity. As of the date of this prospectus, the adviser anticipates investing predominately in swap contracts that reference alternative-linked ETFs and U.S. Government securities, such as T-bills. Fund’s adviser uses a flexible asset allocation approach to deploy the Fund’s portfolio across alternative-linked strategies. The adviser does not target percent allocations among alternative-linked instruments but rather takes an opportunistic approach. The adviser adjusts the Fund’s portfolio to rebalance strategic allocations when it determines an alternative asset class is more attractive.

Tax aware in the Fund’s name is a reference to a sub-strategy employed by the adviser. When designing the Fund’s portfolio, the adviser considers the potential tax burden that may accompany an asset class-representative instrument’s income or gains for taxable investors. For example, certain swaps on ETFs may generate more favorable long term capital gains rather than ordinary income. Additionally, the adviser may also employ holding period and rebalancing tactics to reduce the potential tax burden for taxable investors. These tactics include: (i) considering asset holding periods in an attempt to avoid short term capital gain treatment, (ii) selecting assets for disposition with a relatively higher tax basis, and (iii) disposing of assets with a tax loss to offset realized gains (tax harvesting). This tax aware sub-strategy is intended to supplement the Fund’s primary strategy by considering a balance between pure investment considerations and tax considerations.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

When using certain derivatives (i.e. swaps, futures, and forward contracts) the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; and/or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Simplify Tax Aware Diversified Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests primarily in income-linked instruments. Income-linked instruments are: (i) dividend paying stocks, (ii) interest paying debt instruments, (iii) income generating option spreads, (iv) currency strategies, (v) ETFs that invest primarily in the preceding (including affiliated ETFs), and (vi) derivatives linked to the preceding. These derivatives are: (i) futures, (ii) forwards, (iii) options, (iv) swaptions, and (v) swaps. The Fund uses these derivatives as substitutes for reference asset classes when the adviser believes they offer higher expected returns than a direct investment. The Fund invests without restriction as to issuer type, credit quality, capitalization, country, or the currency denomination or maturity of a security. Certain countries are considered emerging markets. The Fund considers an emerging market country to include any country that is (i) generally recognized to be an emerging market country by International Bank for Reconstruction and Development (commonly known as “the World Bank”); (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. Certain lower rated debt instruments are commonly referred to as “junk bonds.” The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality. Dividend-paying equity securities are common stocks, preferred stocks, master limited partnerships (MLPs), and real estate investment trusts (REITs). Interest paying debt instruments are bills, notes, bonds, loans, loan participations, mortgage-backed securities (MBS), and asset-backed securities (ABS). ABS are backed by auto loans, credit card receivables, student loans, or other similar interest generating assets. These debt securities may be issued by domestic and foreign governments, agencies, instrumentalities, corporations, partnerships, master limited partnerships (MLPs), and special purpose vehicles (SPVs). SPVs are commonly used for securitizing assets. Government agencies and instrumentalities are organizations created by federal statute to perform specific public functions. Income generating option spreads may employ call and put options. In a call option spread, the investor sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option. In a put option spread, the investor sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option. Currency strategies may take long positions in currencies with the highest interest rates while taking short positions in currencies with the lowest interest rates; but may also be based on a forecast for appreciation or depreciation of a currency.

The adviser selects among asset class focused ETFs for use as a derivative-linked reference asset based upon an ETF’s relative expenses, manager tenure, and liquidity. As of the date of this prospectus, the adviser anticipates investing predominately in swap contracts that reference income-linked ETFs and U.S. Government securities, such as T-bills. Fund’s adviser uses a flexible asset allocation approach to deploy the Fund’s portfolio across income-linked strategies. The adviser does not target percent allocations among income-linked instruments but rather takes an opportunistic approach. The adviser adjusts the Fund’s portfolio to rebalance strategic allocations when it determines an income generating asset class is more attractive.

Tax aware in the Fund’s name is a reference to a sub-strategy employed by the adviser. When designing the Fund’s portfolio, the adviser considers the potential tax burden that may accompany an asset class-representative instrument’s income or gains for taxable investors. For example, certain swaps on ETFs may generate more favorable long term capital gains rather than ordinary income. Additionally, the adviser may also employ holding period and rebalancing tactics to reduce the potential tax burden for taxable investors. These tactics include: (i) considering asset holding periods in an attempt to avoid short term capital gain treatment, (ii) selecting assets for disposition with a relatively higher tax basis, and (iii) disposing of assets with a tax loss to offset realized gains (tax harvesting). This tax aware sub-strategy is intended to supplement the Fund’s primary strategy by considering a balance between pure investment considerations and tax considerations.

When using certain derivatives (i.e. swaps, futures, and forward contracts) the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; and/or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.